Pension And Other Postretirement Employee Benefit Plans (Assumptions Used To Determine Benefit Obligations) (Details)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.74%	4.10%	5.00%
Rate of compensation increase	3.94%	3.94%	3.81%
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.98%	4.10%	4.95%